UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Libra Advisors, LLC

Address:  909 Third Floor
          29th Floor
          New York, NY 10022


13F File Number: 028-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ranjan Tandon
Title:  Managing Member
Phone:  (212) 350-5125


Signature, Place and Date of Signing:


/s/ Ranjan Tandon                  New York, NY           February 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:   43

Form 13F Information Table Value Total:  $269,043
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number               Name

1.           028-10574                        Libra Associates, LLC
2.           028-10573                        Libra Fund, L.P.
----         -------------------               ------------------------------

                                                    FORM 13F INFORMATION TABLE
                                                        December 31, 2007
COLUMN 1                           COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6       COL 7      COLUMN  8
                                                            MARKET
                                                            VALUE      SHRS OR  SH/ PUT/  INVESTMENT     OTHR    VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP      (X$1,000)  PRN AMT  PRN CALL  DISCRETION     MNRS    SOLE    SHARE NONE
AGNICO EAGLE MINES LTD         COM               008474108    5,648     102,823 SH        Shared-Defined 1,2     102,823
AMBAC FINL GROUP INC           COM               023139108    4,865     188,800 SH        Shared-Defined 1,2     188,800
AMERICAN BANK NOTE HOLOGRAPH   COM               024377103   12,742   2,156,000 SH        Shared-Defined 1,2   2,156,000
ARCELOR MITTAL                 NY REGISTRY SH    03937E101      681       8,800 SH        Shared-Defined 1,2       8,800
CAMECO CORP                    COM               13321L108    8,802     220,400 SH        Shared-Defined 1,2     220,400
CANETIC RES TR                 COM               137513107    1,191      88,196 SH        Shared-Defined 1,2      88,196
CENTRAL SUN MINING INC         COM               155432107    1,456   1,428,569 SH        Shared-Defined 1,2   1,428,569
COTT CORP                      COM               22163N106       67      10,000 SH        Shared-Defined 1,2      10,000
DOWNEY FINL CORP               COM               261018105    3,309     106,372 SH        Shared-Defined 1,2     106,372
ELDORADO GOLD CORP NEW         COM               284902103    5,884   1,000,000 SH        Shared-Defined 1,2   1,000,000
ENTREE GOLD INC                COM               29383G100    3,183   1,256,400 SH        Shared-Defined 1,2   1,256,400
FIRST MARBLEHEAD CORP          COM               320771108    4,657     304,400 SH        Shared-Defined 1,2     304,400
FIRSTFED FINL CORP             COM               337907109    5,369     149,900 SH        Shared-Defined 1,2     149,900
GAMMON GOLD INC                COM               36467T106   28,988   3,616,500 SH        Shared-Defined 1,2   3,616,500
GOLDCORP INC NEW               COM               380956409   23,125     677,871 SH        Shared-Defined 1,2     677,871
GOLDEN STAR RES LTD CDA        COM               38119T104      195      61,800 SH        Shared-Defined 1,2      61,800
GREAT BASIN GOLD LTD           COM               390124105   14,716   5,502,380 SH        Shared-Defined 1,2   5,502,380
JAGUAR MNG INC                 COM               47009M103    2,833     232,186 SH        Shared-Defined 1,2     232,186
KINROSS GOLD CORP              COM NO PAR        496902404    7,303     395,411 SH        Shared-Defined 1,2     395,411
LMS MEDICAL SYSTEMS INC        COM               502089105      415     708,700 SH        Shared-Defined 1,2     708,700
MBIA INC                       COM               55262C100    3,137     168,400 SH        Shared-Defined 1,2     168,400
METALLICA RES INC              COM               59125J104    5,162     957,700 SH        Shared-Defined 1,2     957,700
MILLENNIUM CELL INC            COM               60038B105       27      88,980 SH        Shared-Defined 1,2      88,980
MINEFINDERS  LTD               COM               602900102   17,335   1,533,000 SH        Shared-Defined 1,2   1,533,000
MINES MGMT CO                  COM               603432105    1,569     461,500 SH        Shared-Defined 1,2     461,500
MIRAMAR MINING CORP            COM               60466E100   17,564   2,794,900 SH        Shared-Defined 1,2   2,794,900
NEVSUN RES LTD                 COM               64156L101      719     309,300 SH        Shared-Defined 1,2     309,300
NEW GOLD INC CDA               COM               644535106    3,157     613,300 SH        Shared-Defined 1,2     613,300
NOVAGOLD RES INC               COM NEW           66987E206    3,577     438,300 SH        Shared-Defined 1,2     438,300
OREZONE RES INC                COM               685921108    3,025   2,500,000 SH        Shared-Defined 1,2   2,500,000
PACIFIC RIM MNG CORP           COM NEW           694915208    3,521   3,354,500 SH        Shared-Defined 1,2   3,354,500
PARAMOUNT GOLD & SILVER CORP   COM               69924P102    4,643   2,381,000 SH        Shared-Defined 1,2   2,381,000
PMI GROUP INC                  COM               69344M101    3,299     248,400 SH        Shared-Defined 1,2     248,400
POWERSHARES QQQ TRUST          UNIT SER 1        73935A104    5,265     102,800 SH        Shared-Defined 1,2     102,800
RENT A CTR INC NEW             COM               76009N100    2,770     190,800 SH        Shared-Defined 1,2     190,800
SOCIEDAD QUIMICA MINERAL DE C  SPON ADR SER B    833635105      442       2,500 SH        Shared-Defined 1,2       2,500
STATOILHYDRO ASA               SPONSORED ADR     85771P102    7,346     240,700 SH        Shared-Defined 1,2     240,700
TASEKO MINES LTD               COM               876511106    3,196     612,400 SH        Shared-Defined 1,2     612,400
TESCO CORP                     COM               88157K101   11,781     408,150 SH        Shared-Defined 1,2     408,150
TITAN PHARMACEUTICALS INC DE   COM               888314101    2,000   1,250,000 SH        Shared-Defined 1,2   1,250,000
WESTERN GOLDFIELDS INC CDA     COM NEW           95828P203    7,058   1,831,900 SH        Shared-Defined 1,2   1,831,900
GOLDCORP INC NEW               *W EXP 06/09/201  380956177      584      57,000 SH        Shared-Defined 1,2      57,000
YAMANA GOLD INC                COM               98462Y100   26,437   2,032,080 SH        Shared-Defined 1,2   2,032,080

                                                            269,043

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